Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	TRXADE GROUP, INC.
Entity Central Index Key	0001382574
Document Type	8-K/A
Document Period End Date	Oct. 16, 2018
Amendment Flag	true
Amendment Description	On October 16, 2018, Trxade Group, Inc., a Delaware corporation (the "Company" or "we") filed a Form 8-K with the Securities and Exchange Commission (the "Original Filing") to report the completion of our acquisition of Community Specialty Pharmacy, LLC, a Florida limited liability company, ("CSP"). In the Original Filing, we stated that the required consolidated historical financial statements of the Company, including CSP, would be filed by amendment to the Original Filing within seventy-one (71) calendar days from the date that the Original Filing was required to be filed. This Form 8-K/A is being filed to amend the Original Filing to provide the required historical consolidated financial statements of the Company and CSP pursuant to the instructions under Item 9.01. No other changes have been made to the Original Filing.
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	TRXD